Employees - Summary of Principal Defined Benefit Liabilities and Split of Liabilities Between Different Categories of Plan Participants (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
UK
Disclosure of defined benefit plans [line items]
Duration (years)	12 years	12 years
Netherlands
Disclosure of defined benefit plans [line items]
Duration (years)	13 years	14 years
Rest of world
Disclosure of defined benefit plans [line items]
Duration (years)	9 years	10 years
Bottom of range
Disclosure of defined benefit plans [line items]
Duration (years)	0 years	0 years
Top of range
Disclosure of defined benefit plans [line items]
Duration (years)	21 years	23 years
Active members
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	11.00%	13.00%
Active members | UK
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	6.00%	8.00%
Active members | Netherlands
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	5.00%	7.00%
Active members | Rest of world
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	24.00%	23.00%
Deferred members
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	27.00%	27.00%
Deferred members | UK
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	28.00%	30.00%
Deferred members | Netherlands
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	37.00%	38.00%
Deferred members | Rest of world
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	16.00%	15.00%
Retired members
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	62.00%	60.00%
Retired members | UK
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	66.00%	62.00%
Retired members | Netherlands
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	58.00%	55.00%
Retired members | Rest of world
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	60.00%	62.00%